Statements of Changes in Stockholder's Equity - USD ($) $ in Millions		Total	Impact of adoption		Common Stock	Additional Paid-in Capital	Retained Earnings	Retained Earnings Impact of adoption		Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Impact of adoption
Beginning Balance at Dec. 31, 2017		$ 54.4			$ 2.0	$ 45.2	$ 4.8			$ 2.4	$ 0.4
Equity
Cumulative effect of change in accounting principles, net of taxes	[1]		$ 0.0					$ (0.4)			$ 0.4
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201613Member
Net income		$ 2.0					2.0
Dividends to Parent		(6.0)					(6.0)
Other comprehensive income (loss)		(1.1)								(1.1)
Ending Balance at Dec. 31, 2018		49.3			2.0	45.2	0.4			1.7
Equity
Net income		1.6					1.6
Dividends to Parent	[2]	(4.7)				(3.4)	(1.3)
Other comprehensive income (loss)		1.0								1.0
Ending Balance at Dec. 31, 2019		47.2	$ (0.2)	[3]	2.0	41.8	0.7	$ (0.2)	[3]	2.7
Equity
Net income		1.0					1.0
Dividends to Parent	[2]	(2.4)				(2.4)	0.0
Parental loan extinguishment	[4]	0.2				0.2
Other comprehensive income (loss)		0.7								0.7
Ending Balance at Dec. 31, 2020		$ 46.5			$ 2.0	$ 39.6	$ 1.5			$ 3.4

[1]	Amounts relate to the reclassification from AOCI to retained earnings for stranded tax effects resulting from the U.S. Tax Cuts and Jobs Act. See Note 2 for additional information.
[2]	Dividends are required to be deducted from retained earnings available as of the dividend date and when depleted, deducted from additional paid-in capital.
[3]	Amount relates to the adoption of a new accounting standard for accounting for expected credit losses for assets held at amortized cost, which established allowances for such expected credit losses as of January 1, 2020. See Note 2 for additional information.
[4]	Amount relates to a loan from Parent that was extinguished during 2020, which in accordance with ASC 470, Debt, was treated as a capital transaction given it was between related entities.